CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
For the six months ended June 30, 2020 and 2019 the source of revenue was derived from:

	June 30, 2020	June 30, 2019
Domestic Product revenue	$147,500	$490,927

Domestic licensing fee	357,143	357,143

Total revenue	$504,643	$848,070

For the twelve months ended December 31, 2019 and 2018 the source of revenue was derived from:

	December 31, 2019	December 31, 2018
Domestic Product revenue	$765,927	$494,375
Domestic licensing fee	714,286	-
Total revenue	$1,480,213	$494,375